Rights of Use Assets (Details) - ARS ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Total rights of use assets	$ 576,346
Non-current	576,346
Total	576,346
Convention center [Member]
Statement Line Items [Line Items]
Total rights of use assets	146,228
Stadium DirecTV Arena [Member]
Statement Line Items [Line Items]
Total rights of use assets	409,901
Machinery and equipment [Member]
Statement Line Items [Line Items]
Total rights of use assets	12,617
Shopping malls [Member]
Statement Line Items [Line Items]
Total rights of use assets	$ 7,600